VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 28, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re :            Voya Senior Income Fund

(File Nos. 333-194299 and 811-10223)

Ladies and Gentlemen:

Attached for filing via the EDGAR system, on behalf of Voya Senior Income Fund (“Fund”), is Post-Effective Amendment No. 3 (“Amendment”) to the Registration Statement of the above referenced registrant (“Registrant”).  This Post-Effective Amendment is being filed pursuant to Rule 486(a) under the Securities Act of 1933 (the “1933 Act”) in connection with the Fund’s annual registration update and shall become effective on June 30, 2015.

Should you have any questions, please feel free to contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:	Elizabeth J. Reza
Ropes & Gray LLP